Provisions - Rollforward of Provisions (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation of changes in restructuring provision [Abstract]
Opening balance, restructuring	$ 997	$ 0
Remeasurement	325	3,131
Settlements	(1,510)	(1,755)
Ending balance, restructuring	0	997
Opening balance, loan loss provision	3,613	78
Remeasurement	832	3,535
Settlements	0	0
Ending balance, loan loss provision	4,445	3,613
Opening balance, other provisions	800	0
Remeasurement	8	800
Settlements	(800)	0
Ending balance, other provisions	8	800
Opening balance, provisions	5,410	78
Remeasurement	1,353	7,087
Settlements	2,310	1,755
Ending balance, provisions	$ 4,453	$ 5,410